SEGMENT REPORTING	12 Months Ended
Jun. 30, 2021
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 27. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has four operating segments: automation product and software, equipment and accessories, oilfield environmental protection and platform outsourcing services.

The following tables present summary information by segment for the years ended June 30, 2019, 2020 and 2021, respectively:

	For the year ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Automation product and software	¥63,577,177	¥51,413,830	¥18,535,166	$2,870,175
Equipment and accessories	23,951,132	14,222,623	15,791,623	2,445,336
Oilfield environmental protection	14,856,018	124,198	11,043,979	1,710,162
Platform outsourcing services	—	—	2,567,807	397,625
Total revenue	¥102,384,327	¥65,760,651	¥47,938,575	$7,423,298

	For the year ended June 30, 2021
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥18,535,166	¥15,791,623	¥11,043,979	¥2,567,807	¥47,938,575
Cost of revenue and related tax	19,942,541	11,264,971	8,045,567	1,470,468	40,723,547
Gross profit	¥(1,407,375)	¥4,526,652	¥2,998,412	¥1,097,339	¥7,215,028
Depreciation and amortization	¥277,496	¥851,612	¥2,000,952	¥20,729	¥3,150,789
Total capital expenditures	¥26,761	¥136,224	¥315,944	¥43,487	¥522,416
Timing of revenue recognition
Goods transferred at a point in time	¥18,535,166	¥15,791,623	¥9,654,418	¥2,567,807	¥46,549,014
Services rendered over time	—	—	1,389,561	—	1,389,561
Total revenue	¥18,535,166	¥15,791,623	¥11,043,979	¥2,567,807	¥47,938,575

	For the year ended June 30, 2020
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥51,413,830	¥14,222,623	¥124,198	¥—	¥65,760,651
Cost of revenue and related tax	38,257,914	7,683,662	212,679	—	46,154,255
Gross profit	¥13,155,916	¥6,538,961	¥(88,481)	¥—	¥19,606,396
Depreciation and amortization	¥98,756	¥683,522	¥827,422	¥—	¥1,609,700
Total capital expenditures	¥85,975	¥—	¥3,782,911	¥—	¥3,868,886
Timing of revenue recognition
Goods transferred at a point in time	¥10,871,301	¥14,222,623	¥—	¥—	¥25,093,924
Services rendered over time	40,542,529	—	124,198	—	40,666,727
Total revenue	¥51,413,830	¥14,222,623	¥124,198	¥—	¥65,760,651

	For the year ended June 30, 2019
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥63,577,177	¥23,951,132	¥14,856,018	¥—	¥102,384,327
Cost of revenue and related tax	49,356,155	15,039,628	8,123,180	—	72,518,963
Gross profit	¥14,221,022	¥8,911,504	¥6,732,838	¥—	¥29,865,364
Depreciation and amortization	¥78,760	¥1,018,012	¥27,239	¥—	¥1,124,011
Total capital expenditures	¥162,060	¥1,573,896	¥4,606,823	¥—	¥6,342,779

Timing of revenue recognition
Goods transferred at a point in time	¥63,577,177	¥23,951,132	¥14,856,018	¥—	¥102,384,327
Services rendered over time	—	—	—	—	—
Total revenue	¥63,577,177	¥23,951,132	¥14,856,018	¥—	¥102,384,327

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Total assets:
Automation product and software	¥81,743,307	¥156,435,379	$24,224,051
Equipment and accessories	61,578,632	160,299,200	24,822,364
Oilfield environmental protection	51,092,865	139,326,144	21,574,682
Platform outsourcing services	—	110,455,937	17,104,123
Total Assets	¥194,414,804	¥566,516,660	$87,725,220